Description of Business and Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Major Classes of Line Items Constituting Discontinued Operations

Major classes of line items constituting the balance sheet of discontinued operations:

	GoodWheat		Body Care
(In thousands)	September 30, 2024	December 31, 2023	September 30, 2024	December 31, 2023
Assets
Accounts receivable and other receivables	$70	$8	$—	$—
Inventories, net — current	—	1,121	—	—
Property and equipment, net	—	314	—	—
Inventories, net — noncurrent	—	3,158	—	—
Total assets	$70	$4,601	$—	$—

Liabilities
Accounts payable and accrued expenses	$—	$500	$—	$—
Total liabilities	$—	$500	$—	$—

Major classes of line items constituting net loss from discontinued operations:

	GoodWheat				Body Care
	Three Months Ended September 30,		Nine Months Ended September 30,		Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023	2024	2023	2024	2023
(In thousands)
Product revenue	$(76)	$300	$372	$484	$—	$37	$—	$373
Cost of revenues	—	(285)	(691)	(634)	—	(34)	—	(313)
Research and development	—	(291)	(400)	(1,000)	—	—	—	—
(Loss) Gain on sale of property and equipment	(24)	11	65	36	—	—	—	—
Selling, general and administrative	(330)	(1,580)	(2,040)	(4,551)	—	(86)	—	(651)
Net loss from discontinued operations	$(430)	$(1,845)	$(2,694)	$(5,665)	$—	$(83)	$—	$(591)

The following table presents non-cash items of discontinued operations:

	GoodWheat		Body Care
	Nine Months Ended September 30,		Nine Months Ended September 30,
(In thousands)	2024	2023	2024	2023
Depreciation	$37	$109	$—	$24
Gain on disposal of property and equipment	$(65)	$(36)	$—	$—
Write-down of inventories	$—	$275	$—	$—
Accounts receivable and other receivables	$(78)	$—	$—	$(99)
Inventories	$575	$(1,975)	$—	$250
Prepaid expenses and other current assets	$—	$—	$—	$14
Accounts payable and accrued expenses	$(500)	$144	$—	$5
Proceeds from sale of property and equipment	$342	$37	$—	$—

Major classes of line items constituting the balance sheet of discontinued operations:

	GoodWheat		Body Care
(In thousands)	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Assets
Accounts receivable and other receivables	$8	$—	$—	$66
Inventories, net — current	1,121	1,090	—	250
Prepaid expenses and other current assets	—	—	—	14
Property and equipment, net	314	502	—	24
Inventories, net — noncurrent	3,158	495	—	—
Total assets	$4,601	$2,087	$—	$354

Liabilities
Accounts payable and accrued expenses	$500	$474	$—	$26
Total liabilities	$500	$474	$—	$26

Major classes of line items constituting net loss from discontinued operations:

	GoodWheat		Body Care
	Year Ended December 31,		Year Ended December 31,
(In thousands)	2023	2022	2023	2022
Product revenue	$876	$2,421	$357	$2,537
Cost of revenues	(1,126)	(2,132)	(314)	(3,700)
Research and development	(1,323)	(1,494)	—	—
Impairment of intangible assets	—	—	—	(263)
Gain on sale of property and equipment	11	—	—	—
Impairment of property and equipment	—	—	—	(371)
Selling, general and administrative	(6,274)	(5,815)	(864)	(3,011)
Other income, net	—	—	—	24
Net loss from discontinued operations	$(7,836)	$(7,020)	$(821)	$(4,784)

The following table presents significant non-cash items of discontinued operations:

	GoodWheat		Body Care
	Year Ended December 31,		Year Ended December 31,
(In thousands)	2023	2022	2023	2022
Depreciation	$151	$105	$24	$88
Impairment of intangible assets	$—	$—	$—	$263
Write-down of inventories	$275	$111	$—	$1,369
Gain on disposal of property and equipment	$(11)	$—	$—	$—
Impairment of property and equipment	$—	$—	$—	$371
Accounts receivable and other receivables	$(8)	$—	$66	$588
Inventories	$(2,969)	$1,290	$250	$(251)
Prepaid expenses and other current assets	$—	$—	$14	$132
Accounts payable and accrued expenses	$26	$(401)	$(26)	$(415)
Proceeds from sale of property and equipment	$48	$—	$—	$—

There were no other significant operating or investing non-cash items for the years ended December 31, 2023 and 2022.